Deposits - Summary of Maturity Schedule for Term Deposits (Detail) - Canada [member] - CAD ($) $ in Millions		Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Deposits [line items]
Term deposit	[1]	$ 295,433	$ 318,331
Within three months [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	64,521	66,726
Three to six months [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	37,062	39,525
Six to twelve months [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	59,273	62,675
One to 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	115,757	130,384
Over 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	$ 18,820	$ 19,021

[1]	The majority of foreign term deposits are in excess of $100,000.